Summary of Significant of Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2017 Segment	Dec. 31, 2018 CNY (¥) Item Segment	Dec. 31, 2018 USD ($) Item Segment	Dec. 31, 2017 CNY (¥) Segment	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Jan. 01, 2018 USD ($)	Mar. 17, 2014	Apr. 16, 2012	Apr. 15, 2012
Restricted cash		¥ 6,133,000		¥ 90,149,000		$ 892,000
Cash pledged as collateral for a short-term bank loan		0		65,342,000		0
Cash reserved in third-party trust account		¥ 382,000		¥ 17,681,000		56,000
Number of reporting segment | Segment	3	3	3	1
Number of pricing models | Item		3	3
Advertising and promotional expenses		¥ 1,646,378,000	$ 239,456,000	¥ 1,380,913,000	¥ 1,328,910,000
Capitalized software development costs		0		¥ 722,000	¥ 2,505,000	0
Cash and cash equivalents, restricted cash, short-term investments and available-for-sale debt security		¥ 3,854,034,000				560,546,000
Maximum ownership percentage in ICP business		50.00%	50.00%
Maximum daily floating range of RMB trading prices against the US dollar (as a percent)									2.00%	1.00%	0.50%
Appreciation (depreciation) rate of foreign currency exchange (as a percent)		(5.70%)	(5.70%)	6.30%	(6.20%)
Retained Earnings [Member]
Adjustment in retained earnings							¥ 11,892,000	$ 1,730,000
PRC
Cash and cash equivalents, restricted cash, short-term investments and available-for-sale debt security held percentage		22.30%	22.30%
Non-PRC
Cash and cash equivalents, restricted cash, short-term investments and available-for-sale debt security held percentage		77.70%	77.70%
Facebook | Total Revenue [Member]
Concentration risk percentage		6.00%	6.00%	11.00%	20.00%
Baidu | Total Revenue [Member]
Concentration risk percentage		12.00%	12.00%	11.00%	12.00%
Google | Total Revenue [Member]
Concentration risk percentage		14.00%	14.00%	15.00%	6.00%
Scenario, Previously Reported [Member]
Restricted cash		¥ 3,480,000		¥ 3,309,000		506,000
Cross Currency Interest Rate Contract [Member]
Noon buying rate		¥ 6.8755				$ 1.0000